UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):	________
Commission File Number of securitizer:	________
Central Index Key Number of securitizer:	________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

 X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196
Central Index Key Number of sponsor: 0001633283

Towd Point Mortgage Trust 2019-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001763773
Central Index Key Number of underwriter (if applicable): N/A

Michael Hitzmann, (646) 233-0753

Name and telephone number, including area code, of the person to contact in connection with this filing.

EXPLANTORY NOTE

This is Amendment No. 3 to the Form ABS-15G previously filed on January 10, 2019 (accession no. 0000905148-19-000063), as amended by Amendment No. 1 thereto previously filed on January 10, 2019 (accession no. 0000905148-19-000066) and by Amendment No. 2 thereto previously filed on January 16, 2019 (accession no.0000905148-19-000097).  The purpose of this Amendment No. 3 is:

(1)
to replace Schedule 1 to each of Exhibits 99.2 and 99.3 in their entirety in order to add information regarding additional loans (the “Group 2 Loans” and the “Group 3 Loans”) to the summary and narrative in those schedules; and

(2)	to add additional exhibits and schedules to the Form ABS-15G related to the Group 2 Loans and the Group 3 Loans.

No other changes have been made to the form.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2(a) – UW Compliance
Schedule 2(b) – UW Compliance
Schedule 3 – Itemized Exceptions
Schedule 4 – Rating Agency Grading
Schedule 5(a) – Servicing Pay History
Schedule 5(b) – Servicing Pay History
Schedule 6(a) – Servicing Collection Comments
Schedule 6(b) – Servicing Collection Comments
Schedule 7 – Data Compare
Schedule 8(a) – Tax and Title Report
Schedule 8(b)(1) – Tax and Title Report
Schedule 8(b)(2) – Tax and Title Report
Schedule 8(c) – Tax and Title Report
Schedule 8(d)(1) – Tax and Title Report
Schedule 8(d)(2) – Tax and Title Report
Schedule 8(e) – Tax and Title Report
Schedule 8(f) – Tax and Title Report
Schedule 8(g) – Tax and Title Report
Schedule 8(h) – Tax and Title Report
Schedule 9(a) – Modification
Schedule 9(b) – Modification
Schedule 10 – UW Compliance (Group 2 Loans)
Schedule 11 – Itemized Exceptions (Group 2 Loans)
Schedule 12 – Modification (Group 2 Loans)
Schedule 13 – Rating Agency Grading (Group 2 Loans)
Schedule 14 – Servicing Pay History (Group 2 Loans)
Schedule 15(a) – Servicing Collection Comments (Group 2 Loans)
Schedule 15(b) – Servicing Collection Comments (Group 2 Loans)
Schedule 16 – Data Compare (Group 2 Loans)
Schedule 17(a) – Tax and Title Report (Group 2 Loans)
Schedule 17(b) – Tax and Title Report (Group 2 Loans)
Schedule 17(c) – Tax and Title Report (Group 2 Loans)
Schedule 17(d) – Tax and Title Report (Group 2 Loans)
Schedule 17(e) – Tax and Title Report (Group 2 Loans)
Schedule 17(f) – Tax and Title Report (Group 2 Loans)
Schedule 17(g) – Tax and Title Report (Group 2 Loans)
Schedule 17(h) – Tax and Title Report (Group 2 Loans)
Schedule 18 – UW Compliance (Group 3 Loans)
Schedule 19 – Itemized Exceptions (Group 3 Loans)
Schedule 20 – Modification (Group 3 Loans)
Schedule 21 – Rating Agency Grading (Group 3 Loans)
Schedule 22 – Servicing Pay History (Group 3 Loans)
Schedule 23 – Servicing Collection Comments (Group 3 Loans)
Schedule 24 – Data Compare (Group 3 Loans)
Schedule 25(a) – Tax and Title Report (Group 3 Loans)
Schedule 25(b) – Tax and Title Report (Group 3 Loans)
Schedule 25(c) – Tax and Title Report (Group 3 Loans)
Schedule 25(d) – Tax and Title Report (Group 3 Loans)
Schedule 25(e) – Tax and Title Report (Group 3 Loans)
Schedule 25(f) – Tax and Title Report (Group 3 Loans)
Schedule 25(g) – Tax and Title Report (Group 3 Loans)
Schedule 25(h) – Tax and Title Report (Group 3 Loans)

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1 - Title Summary Statement
Schedule 2 - Title Report
Schedule 3 - Title Report (Group 2 Loans)
 Schedule 4 - Title Report (Group 3 Loans)

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative Report
Schedule 2 – Conditions Report
Schedule 3 – Tape Compare
Schedule 4 – Pay History
Schedule 5 – RPL Mod Upload
Schedule 6 – Servicing Report
Schedule 7 – Custom Upload (RPL Upload)
Schedule 8 – Rating Agency ATR QM Data Fields
Schedule 9 – Conditions Report (Group 2 Loans)
Schedule 10 – Tape Compare (Group 2 Loans)
Schedule 11 – Pay History (Group 2 Loans)
Schedule 12 – RPL Mod Upload (Group 2 Loans)
Schedule 13 – Custom Upload (RPL Upload) (Group 2 Loans)
Schedule 14 – Rating Agency ATR QM Data Fields (Group 2 Loans)
Schedule 15 – Tape Compare (Group 3 Loans)
Schedule 16 – Pay History (Group 3 Loans)
Schedule 17 – RPL Mod Upload (Group 3 Loans)
Schedule 18 – Custom Upload (RPL Upload) (Group 3 Loans)
Schedule 19 – Rating Agency ATR QM Data Fields (Group 3 Loans)
Schedule 20 – Conditions Report (Group 3 Loans)

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Cure Tracking Report
Schedule 3 – Exception Report
Schedule 4 – Itemized Report
Schedule 5 – Servicing Comment Reports
Schedule 6 – Pay String Report
Schedule 7 – Data Disc
Schedule 8 – Compliance Summary (Group 2 Loans)
Schedule 9 – Exception Report (Group 2 Loans)
Schedule 10 – Itemized Report (Group 2 Loans)
Schedule 11 – Pay String Report (Group 2 Loans)
Schedule 12 – Data Disc (Group 2 Loans)
Schedule 13 – Compliance Summary (Group 3 Loans)
Schedule 14 – Exception Report (Group 3 Loans)
Schedule 15 – Itemized Report (Group 3 Loans)
Schedule 16 – Servicing Comment Report (Group 3 Loans)
Schedule 17 – Pay String Report (Group 3 Loans)
Schedule 18 – Data Disc (Group 3 Loans)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 16, 2019

TOWD POINT ASSET FUNDING, LLC (Depositor)

By:	/s/ Michael Hitzmann
Name: Michael Hitzmann
Title: President and Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2(a) – UW Compliance
Schedule 2(b) – UW Compliance
Schedule 3 – Itemized Exceptions
Schedule 4 – Rating Agency Grading
Schedule 5(a) – Servicing Pay History
Schedule 5(b) – Servicing Pay History
Schedule 6(a) – Servicing Collection Comments
Schedule 6(b) – Servicing Collection Comments
Schedule 7 – Data Compare
Schedule 8(a) – Tax and Title Report
Schedule 8(b)(1) – Tax and Title Report
Schedule 8(b)(2) – Tax and Title Report
Schedule 8(c) – Tax and Title Report
Schedule 8(d)(1) – Tax and Title Report
Schedule 8(d)(2) – Tax and Title Report
Schedule 8(e) – Tax and Title Report
Schedule 8(f) – Tax and Title Report
Schedule 8(g) – Tax and Title Report
Schedule 8(h) – Tax and Title Report
Schedule 9(a) – Modification
Schedule 9(b) – Modification
Schedule 10 – UW Compliance (Group 2 Loans)
Schedule 11 – Itemized Exceptions (Group 2 Loans)
Schedule 12 – Modification (Group 2 Loans)
Schedule 13 – Rating Agency Grading (Group 2 Loans)
Schedule 14 – Servicing Pay History (Group 2 Loans)
Schedule 15(a) – Servicing Collection Comments (Group 2 Loans)
Schedule 15(b) – Servicing Collection Comments (Group 2 Loans)
Schedule 16 – Data Compare (Group 2 Loans)
Schedule 17(a) – Tax and Title Report (Group 2 Loans)
Schedule 17(b) – Tax and Title Report (Group 2 Loans)
Schedule 17(c) – Tax and Title Report (Group 2 Loans)
Schedule 17(d) – Tax and Title Report (Group 2 Loans)
Schedule 17(e) – Tax and Title Report (Group 2 Loans)
Schedule 17(f) – Tax and Title Report (Group 2 Loans)
Schedule 17(g) – Tax and Title Report (Group 2 Loans)
Schedule 17(h) – Tax and Title Report (Group 2 Loans)
Schedule 18 – UW Compliance (Group 3 Loans)
Schedule 19 – Itemized Exceptions (Group 3 Loans)
Schedule 20 – Modification (Group 3 Loans)
Schedule 21 – Rating Agency Grading (Group 3 Loans)
Schedule 22 – Servicing Pay History (Group 3 Loans)
Schedule 23 – Servicing Collection Comments (Group 3 Loans)
Schedule 24 – Data Compare (Group 3 Loans)
Schedule 25(a) – Tax and Title Report (Group 3 Loans)
Schedule 25(b) – Tax and Title Report (Group 3 Loans)
Schedule 25(c) – Tax and Title Report (Group 3 Loans)
Schedule 25(d) – Tax and Title Report (Group 3 Loans)
Schedule 25(e) – Tax and Title Report (Group 3 Loans)
Schedule 25(f) – Tax and Title Report (Group 3 Loans)
Schedule 25(g) – Tax and Title Report (Group 3 Loans)
Schedule 25(h) – Tax and Title Report (Group 3 Loans)

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1 - Title Summary Statement
Schedule 2 - Title Report
Schedule 3 - Title Report (Group 2 Loans)
 Schedule 4 - Title Report (Group 3 Loans)

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative Report
Schedule 2 – Conditions Report
Schedule 3 – Tape Compare
Schedule 4 – Pay History
Schedule 5 – RPL Mod Upload
Schedule 6 – Servicing Report
Schedule 7 – Custom Upload (RPL Upload)

Schedule 8 – Rating Agency ATR QM Data Fields
Schedule 9 – Conditions Report (Group 2 Loans)
Schedule 10 – Tape Compare (Group 2 Loans)
Schedule 11 – Pay History (Group 2 Loans)
Schedule 12 – RPL Mod Upload (Group 2 Loans)
Schedule 13 – Custom Upload (RPL Upload) (Group 2 Loans)
Schedule 14 – Rating Agency ATR QM Data Fields (Group 2 Loans)
Schedule 15 – Tape Compare (Group 3 Loans)
Schedule 16 – Pay History (Group 3 Loans)
Schedule 17 – RPL Mod Upload (Group 3 Loans)
Schedule 18 – Custom Upload (RPL Upload) (Group 3 Loans)
Schedule 19 – Rating Agency ATR QM Data Fields (Group 3 Loans)
Schedule 20 – Conditions Report (Group 3 Loans)

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Cure Tracking Report
Schedule 3 – Exception Report
Schedule 4 – Itemized Report
Schedule 5 – Servicing Comment Reports
Schedule 6 – Pay String Report
Schedule 7 – Data Disc
Schedule 8 – Compliance Summary (Group 2 Loans)
Schedule 9 – Exception Report (Group 2 Loans)
Schedule 10 – Itemized Report (Group 2 Loans)
Schedule 11 – Pay String Report (Group 2 Loans)
Schedule 12 – Data Disc (Group 2 Loans)
Schedule 13 – Compliance Summary (Group 3 Loans)
Schedule 14 – Exception Report (Group 3 Loans)
Schedule 15 – Itemized Report (Group 3 Loans)
Schedule 16 – Servicing Comment Report (Group 3 Loans)
Schedule 17 – Pay String Report (Group 3 Loans)
Schedule 18 – Data Disc (Group 3 Loans)